Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

February 18, 2022

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III

The Penn Mutual Life Insurance Company

Post-Effective Amendment No. 14 to the Registration Statement on Form N-4

(File Nos. 333-177543; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Company”), and its separate account, Penn Mutual Variable Annuity Account III (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 14 to the Registrant’s registration statement on Form N-4 (the “Amendment”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission on March 11, 2020.

Should you have any questions regarding the Amendment, please do not hesitate to contact me at (212) 309-6353.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: Gina Hanson

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

101 Park Avenue
New York, NY 10178-0060	+1.212.309.6000
United States	+1.212.309.6001